Derivative Financial Instruments - Summary of Pre-Tax Effects of the Company's Derivative Instruments on its Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) recognized on derivatives not designated as hedging instruments	$ (57)	$ 315	$ (319)	$ 119	$ (81)	$ (251)	$ (356)
Total amounts reclassified	(157)	2	(131)	(141)	(108)	(550)	(92)
Foreign Currency Hedges [Member]
Total amounts reclassified	(157)	2	(131)	(141)	(108)	(550)	(92)
Foreign Currency Hedges [Member] | Cost of Revenue [Member]
Gains (losses) recognized on derivatives not designated as hedging instruments	(3)	159	(98)	114	13	(60)	(112)
Total amounts reclassified	(67)	3	(56)	(59)	(45)	(222)	(32)
Foreign Currency Hedges [Member] | General and Administrative [Member]
Total amounts reclassified	(90)	(1)	(75)	(82)	(63)	(328)	(60)
Other comprehensive income (loss) [Member] | Foreign Currency Hedges [Member]
Gains (losses) recognized on derivatives not designated as hedging instruments	$ (7)	$ 444	$ (314)	$ 295	$ 24	$ (218)	$ (289)